SCHEDULE OF MATURITIES OF CONTRACTUAL OBLIGATIONS (Details)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation	$ 83,876
Contractual Obligation, to be Paid, Year One	38,712
Contractual Obligation, to be Paid, Year Two	38,712
Contractual Obligation, to be Paid, Year Three	6,452
Contractual Obligation, to be Paid, Year Four